FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets, Carrying	$ 3,473	$ 3,056
Financial assets, Fair Value	3,473	3,056
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	19,886	17,714
Financial liabilities, Fair Value	20,348	17,958
Preferred shares	20	20
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,546	1,993
Financial liabilities, Fair Value	1,593	1,978
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	14,200	13,113
Financial liabilities, Fair Value	14,615	13,372
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	2,775	1,308
Financial liabilities, Fair Value	2,775	1,308
Preferred shares
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	20	20
Financial liabilities, Fair Value	20	20
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, Carrying	1,345	1,280
Financial liabilities, Fair Value	1,345	1,280
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, Carrying	715	540
Financial assets, Fair Value	715	540
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, Carrying	1,357	1,171
Financial assets, Fair Value	1,357	1,171
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, Carrying	1,217	1,172
Financial assets, Fair Value	1,217	1,172
Marketable securities
Disclosure of financial assets [line items]
Financial assets, Carrying	184	173
Financial assets, Fair Value	$ 184	$ 173